Stockholders' Equity - Schedule of Summarizes the RSU Activity (Details) - $ / shares		9 Months Ended
	May 31, 2024	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units, Unvested and Outstanding, beginning balance		116,944
Weighted Average Exercise Price Per Share, Unvested and Outstanding, beginning balance		$ 157.89
Restricted Stock Units, Granted		232,025
Weighted Average Exercise Price Per Share, Granted	$ 4	$ 4
Restricted Stock Units, Forfeited/Canceled/Expired		(105,880)
Weighted Average Exercise Price Per Share, Forfeited/Canceled/Expired		$ 157.89
Restricted Stock Units, Unvested and Outstanding, ending balance		243,089
Weighted Average Exercise Price Per Share, Unvested and Outstanding, ending balance		$ 11